Service Inventories (Details Narrtive) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2017	Jun. 06, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Allowance for obsolete and slow moving inventories					$ 1,300		$ 900
Successor [Member]
Allowance for obsolete and slow moving inventories	$ 1,300
Predecessor [Member]
Allowance for obsolete and slow moving inventories		$ 100	$ 0	$ 100		$ 300